SUPPLEMENT DATED MAY 20, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
Columbia Growth Equity Strategy Fund

RP GROWTH ETF

RP FOCUSED LARGE CAP GROWTH ETF

(THE “ETFs”)

This supplement updates the Prospectus and Statement of Additional Information of the ETFs, dated February 28, 2011, as supplemented, as follows:

At a Special Meeting of Shareholders held on May 20, 2011, shareholders of the ETFs and, as necessary, other series of the Grail Advisors ETF Trust (the “Trust”), approved their respective proposals, each as described in the joint proxy statement for the May 20, 2011 special meeting. Specifically, shareholders of each ETF approved a new Investment Management Services Agreement between the Trust, on behalf of each ETF, and Columbia Management Investment Advisers, LLC (“Columbia”), a wholly-owned subsidiary of Ameriprise Financial, Inc.

Also on May 20, 2011, Columbia announced the closing of its acquisition (the “Acquisition”) of Grail Advisors, LLC (“Grail”), the ETFs’ former investment manager. With the Acquisition completed and shareholders of the ETFs having approved a new Investment Management Services Agreement, Columbia is the new investment manager of the ETFs, effective May 20, 2011. As noted in a prior supplement, Grail and each of the ETF’s sub-advisers will no longer provide portfolio management services to the ETFs. Effective May 20, 2011, Columbia will provide day-to-day portfolio management for the ETFs. In addition, Columbia will continue contractual fee waiver/expense reimbursement arrangements currently in effect for the ETFs through May 20, 2012, as further described below.

Shareholders of the ETFs also approved the use of a “manager of managers” structure for each ETF and a change to each ETF’s fundamental investment limitation on concentration. Finally, shareholders of the Trust approved new Trustees for the Trust.

As a result of the consummation of the Acquisition and ETF shareholder approval of the Investment Management Services Agreement with Columbia, references to, and disclosures concerning, Grail Advisors, LLC, RiverPark Advisors, LLC and Wedgewood Partners, Inc. are hereby deleted from the Prospectus and Statement of Additional Information. Columbia now serves as the ETFs’ Manager. In addition, references to the ETFs’ portfolio managers currently listed in the Prospectus and Statement of Additional Information are hereby deleted. Each ETF has new portfolio managers, as described below.

Also, the name of each ETF is changing as described in the table below and references to the name of the ETFs in the Prospectus and Statement of Additional Information are hereby replaced with the new name.

OLD NAME	NEW NAME
RP Growth ETF	Columbia Growth Equity Strategy Fund
RP Focused Large Cap Growth ETF	Columbia Large-Cap Growth Equity Strategy Fund

SUPPLEMENT TO THE PROSPECTUS

Fund Summary — Columbia Growth Equity Strategy Fund (formerly the RP Growth ETF)
On page 3 of the Prospectus, under “Fees and Expenses,” the table showing annual fund operating expenses and the example are hereby deleted and replaced in their entirety with the following:
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses - Columbia Growth Equity Strategy Fund		Columbia Growth Equity Strategy Fund
Management Fees		0.77%
Distribution and/or Service (12b-1) fees:	[1]	none
Other Expenses:		3.87%
Total Annual Fund Operating Expenses:		4.64%
Expense Reduction/Reimbursement:	[2]	(3.75%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:		0.89%
[1]	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF's average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.
[2]	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF to 0.89% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example:
Although your actual costs may be higher or lower, based on the assumptions above your net costs would be:
Expense Example - Columbia Growth Equity Strategy Fund (USD $)	1 Year:	3 Years:	5 Years:	10 Years:
Columbia Growth Equity Strategy Fund	91	1,060	2,037	4,510

On page 4 of the Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:

Columbia Growth Equity Strategy Fund ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that the Manager believes have above-average growth prospects. The ETF invests substantially in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $1.2 billion and $372.7 billion as of December 31, 2010). The ETF may invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

The Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the ETF’s portfolio. The Manager considers, among other factors: overall economic and market conditions; the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Manager may sell a security when the security’s price reaches a target set by the Manager; if the Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The ETF’s investment strategy may involve the frequent trading of portfolio securities. This may cause the ETF to incur higher transaction costs (which may adversely affect the ETF’s performance) and may increase taxable distributions for shareholders.

The ETF may use options and futures for various purposes, including for hedging and investment purposes. The ETF may also use various different types of swap contracts, and may use certain other derivative instruments.

On page 4 of the Prospectus, under “Principle Risks,” the following risks are hereby added:

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The ETF may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the ETF’s return.

Frequent Trading Risk. Frequent trading of investments increases the possibility that the ETF will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the ETF’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the ETF’s return.

Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.

Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Columbia Large-Cap Growth Equity Strategy Fund

RP GROWTH ETF

RP FOCUSED LARGE CAP GROWTH ETF

(THE “ETFs”)

This supplement updates the Prospectus and Statement of Additional Information of the ETFs, dated February 28, 2011, as supplemented, as follows:

At a Special Meeting of Shareholders held on May 20, 2011, shareholders of the ETFs and, as necessary, other series of the Grail Advisors ETF Trust (the “Trust”), approved their respective proposals, each as described in the joint proxy statement for the May 20, 2011 special meeting. Specifically, shareholders of each ETF approved a new Investment Management Services Agreement between the Trust, on behalf of each ETF, and Columbia Management Investment Advisers, LLC (“Columbia”), a wholly-owned subsidiary of Ameriprise Financial, Inc.

Also on May 20, 2011, Columbia announced the closing of its acquisition (the “Acquisition”) of Grail Advisors, LLC (“Grail”), the ETFs’ former investment manager. With the Acquisition completed and shareholders of the ETFs having approved a new Investment Management Services Agreement, Columbia is the new investment manager of the ETFs, effective May 20, 2011. As noted in a prior supplement, Grail and each of the ETF’s sub-advisers will no longer provide portfolio management services to the ETFs. Effective May 20, 2011, Columbia will provide day-to-day portfolio management for the ETFs. In addition, Columbia will continue contractual fee waiver/expense reimbursement arrangements currently in effect for the ETFs through May 20, 2012, as further described below.

Shareholders of the ETFs also approved the use of a “manager of managers” structure for each ETF and a change to each ETF’s fundamental investment limitation on concentration. Finally, shareholders of the Trust approved new Trustees for the Trust.

As a result of the consummation of the Acquisition and ETF shareholder approval of the Investment Management Services Agreement with Columbia, references to, and disclosures concerning, Grail Advisors, LLC, RiverPark Advisors, LLC and Wedgewood Partners, Inc. are hereby deleted from the Prospectus and Statement of Additional Information. Columbia now serves as the ETFs’ Manager. In addition, references to the ETFs’ portfolio managers currently listed in the Prospectus and Statement of Additional Information are hereby deleted. Each ETF has new portfolio managers, as described below.

Also, the name of each ETF is changing as described in the table below and references to the name of the ETFs in the Prospectus and Statement of Additional Information are hereby replaced with the new name.

OLD NAME	NEW NAME
RP Growth ETF	Columbia Growth Equity Strategy Fund
RP Focused Large Cap Growth ETF	Columbia Large-Cap Growth Equity Strategy Fund

SUPPLEMENT TO THE PROSPECTUS

Fund Summary — Columbia Large-Cap Growth Equity Strategy Fund (formerly the RP Focused Large Cap Growth ETF)
On page 8 of the Prospectus, under “Fees and Expenses,” the table showing annual fund operating expenses and the example are hereby deleted and replaced in their entirety with the following:
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses - Columbia Large-Cap Growth Equity Strategy Fund		Columbia Large-Cap Growth Equity Strategy Fund
Management Fees		0.77%
Distribution and/or Service (12b-1) fees:	[1]	none
Other Expenses:		2.92%
Total Annual Fund Operating Expenses:		3.69%
Expense Reduction/Reimbursement:	[2]	(2.80%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:		0.89%
[1]	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF's average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.
[2]	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF to 0.89% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example:
Although your actual costs may be higher or lower, based on the assumptions above your net costs would be:
Expense Example - Columbia Large-Cap Growth Equity Strategy Fund (USD $)	1 Year:	3 Years:	5 Years:	10 Years:
Columbia Large-Cap Growth Equity Strategy Fund	91	869	1,668	3,759

On page 9 of the Prospectus, the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:

Columbia Large-Cap Growth Equity Strategy Fund seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that the Manager believes have above-average growth prospects. The ETF invests its net assets in common stocks of U.S. companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The ETF is non-diversified and expects to invest in a limited number of companies. The ETF may invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

The Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the ETF’s portfolio. The Manager considers, among other factors: overall economic and market conditions; the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation. The ETF may from time to time emphasize one or more economic sectors in selecting its investments.

The Manager may sell a security when the security’s price reaches a target set by the Manager; if the Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The ETF will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors.

The ETF may use options and futures for various purposes, including for hedging and investment purposes. The ETF may also use various different types of swap contracts, and may use certain other derivative instruments.

On page 9 of the Prospectus, under “Principle Risks,” the following risks are hereby added:

Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.

Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Sector Risk. Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Because the ETF invests a significant portion of its net assets in the equity securities of technology companies, the ETF’s price may be more volatile than a fund that is invested in a more diverse range of market sectors.

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, pricing pressures and other competitive factors that can materially reduce profitability with respect to such products. Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the ETF invests a significant portion of its net assets in the equity securities of health care companies, the ETF’s net asset value may be more volatile than an ETF or fund that is invested in a more diverse range of market sectors.

Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.